CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Common Stock	Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Additional Paid-in Capital	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment [Member]	Retained Earnings Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Treasury Stock	Treasury Stock Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Total ORIX Corporation Shareholders' Equity	Total ORIX Corporation Shareholders' Equity Cumulative Effect, Period of Adoption, Adjustment [Member]	Total ORIX Corporation Shareholders' Equity Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Noncontrolling Interests	Noncontrolling Interests Cumulative Effect, Period of Adoption, Adjustment [Member]	Noncontrolling Interests Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Beginning Balance at Mar. 31, 2021	¥ 3,103,144		¥ 3,103,359	¥ 221,111	¥ 221,111	¥ 259,361	¥ 259,361	¥ 2,744,588		¥ 2,744,803	¥ (84,650)	¥ (84,650)	¥ (111,954)	¥ (111,954)	¥ 3,028,456		¥ 3,028,671	¥ 74,688		¥ 74,688
Beginning Balance (Accounting Standards Update 2019-12) at Mar. 31, 2021		¥ 215							¥ 215							¥ 215			¥ 0
Contribution to subsidiaries	28,924														0			28,924
Transaction with noncontrolling interests	1,334					1,609					(1,475)				134			1,200
Comprehensive income, net of tax:
Net income (loss)	215,728							211,341							211,341			4,387
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	12,573										12,573				12,573			0
Net change of debt valuation adjustments	(54)										(54)				(54)			0
Net change of defined benefit pension plans	166										167				167			(1)
Net change of foreign currency translation adjustments	40,352										38,679				38,679			1,673
Net change of unrealized gains on derivative instruments	5,686										5,391				5,391			295
Total other comprehensive income (loss)	58,723														56,756			1,967
Total comprehensive income (loss)	274,451														268,097			6,354
Cash dividends	(113,756)							(99,395)							(99,395)			(14,361)
Acquisition of treasury stock	(50,001)												(50,001)		(50,001)			0
Disposal of treasury stock	6					(12)							18		6			0
Other, net	448					449		(1)							448			0
Ending Balance at Dec. 31, 2021	3,244,765			221,111		261,407		2,856,748			(29,369)		(161,937)		3,147,960			96,805
Beginning Balance at Sep. 30, 2021	3,208,499			221,111		259,802		2,839,047			(59,822)		(142,484)		3,117,654			90,845
Contribution to subsidiaries	884														0			884
Transaction with noncontrolling interests	7,047					1,589					(1,475)				114			6,933
Comprehensive income, net of tax:
Net income (loss)	63,009							64,659							64,659			(1,650)
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	4,253										4,253				4,253			0
Net change of debt valuation adjustments	7										7				7			0
Net change of defined benefit pension plans	17										17				17			0
Net change of foreign currency translation adjustments	25,420										24,362				24,362			1,058
Net change of unrealized gains on derivative instruments	3,516										3,289				3,289			227
Total other comprehensive income (loss)	33,213														31,928			1,285
Total comprehensive income (loss)	96,222														96,587			(365)
Cash dividends	(48,449)							(46,957)							(46,957)			(1,492)
Acquisition of treasury stock	(19,454)												(19,454)		(19,454)			0
Other, net	16					16		(1)					1		16			0
Ending Balance at Dec. 31, 2021	3,244,765			221,111		261,407		2,856,748			(29,369)		(161,937)		3,147,960			96,805
Beginning Balance at Mar. 31, 2022	3,371,401			221,111		260,479		2,909,317			(16,041)		(113,447)		3,261,419			109,982
Contribution to subsidiaries	3,098														0			3,098
Transaction with noncontrolling interests	(3,690)					235									235			(3,925)
Comprehensive income, net of tax:
Net income (loss)	216,635							211,388							211,388			5,247
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(182,383)										(182,383)				(182,383)			0
Net change of debt valuation adjustments	12										12				12			0
Net change of defined benefit pension plans	(192)										(190)				(190)			(2)
Net change of foreign currency translation adjustments	107,328										103,471				103,471			3,857
Net change of unrealized gains on derivative instruments	21,177										19,214				19,214			1,963
Total other comprehensive income (loss)	(54,058)														(59,876)			5,818
Total comprehensive income (loss)	162,577														151,512			11,065
Cash dividends	(123,698)							(106,290)							(106,290)			(17,408)
Acquisition of treasury stock	(52,071)												(52,071)		(52,071)			0
Disposal of treasury stock	(13)					(29)							16		(13)			0
Other, net	620					620									620			0
Ending Balance at Dec. 31, 2022	3,358,224			221,111		261,305		3,014,415			(75,917)		(165,502)		3,255,412			102,812
Beginning Balance at Sep. 30, 2022	3,451,221			221,111		260,880		2,975,389			34,014		(146,582)		3,344,812			106,409
Contribution to subsidiaries	1,376														0			1,376
Transaction with noncontrolling interests	(255)					249									249			(504)
Comprehensive income, net of tax:
Net income (loss)	91,038							89,612							89,612			1,426
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(38,516)										(38,516)				(38,516)			0
Net change of debt valuation adjustments	(48)										(48)				(48)			0
Net change of defined benefit pension plans	124										128				128			(4)
Net change of foreign currency translation adjustments	(77,679)										(73,650)				(73,650)			(4,029)
Net change of unrealized gains on derivative instruments	2,646										2,155				2,155			491
Total other comprehensive income (loss)	(113,473)														(109,931)			(3,542)
Total comprehensive income (loss)	(22,435)														(20,319)			(2,116)
Cash dividends	(52,939)							(50,586)							(50,586)			(2,353)
Acquisition of treasury stock	(18,920)												(18,920)		(18,920)			0
Other, net	176					176									176			0
Ending Balance at Dec. 31, 2022	¥ 3,358,224			¥ 221,111		¥ 261,305		¥ 3,014,415			¥ (75,917)		¥ (165,502)		¥ 3,255,412			¥ 102,812